Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) - USD ($)				3 Months Ended		12 Months Ended
	Nov. 24, 2014	Mar. 31, 2014	Apr. 01, 2013	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basis Of Presentation And Significant Accounting Policies [Line Items]
Out-of-period adjustments					$ 2,000,000	$ 2,000,000
Recurring revenues increased				$ 167,446,000	145,664,000	624,989,000	$ 537,695,000	$ 460,130,000
Deferred revenue decrease				(2,776,000)	$ 203,000	$ (14,971,000)	(20,589,000)	(24,356,000)
Deferred fees recognition, estimated customer life period					12 years	12 years
Deferred fees recognition, declining balance method percentage					150.00%	150.00%
Amortization percentage on subscriber contract costs over estimated useful life					150.00%	150.00%
Amortization duration of costs period					12 years	12 years
Restricted cash and cash equivalents						$ 0	14,214,000
Allowance for doubtful accounts				3,022,000	$ 2,908,000	3,541,000	3,373,000	1,901,000	$ 2,301,000
Accounts receivable classified as held for sale				0		0	0
Deferred financing cost, net				5,948,000		6,456,000	4,071,000
Deferred financing cost, accumulated amortization				5,300,000		4,800,000
Amortization expenses included in interest expense				2,614,000	2,292,000	9,844,000	9,251,000	8,642,000
Sales commission included in accrued expenses and other liabilities				900,000		800,000	400,000
Other long-term obligations				4,900,000		4,300,000	3,000,000
Advertising expenses incurred				$ 7,900,000	5,300,000	$ 25,100,000	23,600,000	23,000,000
Uncertain income tax position				50.00%		50.00%
Proceeds from sale of contracts		$ 2,300,000
Agreement with buyer to provide services for the contracts sold, period						10 years
Payments to repurchase subscriber contracts	$ 2,300,000
Intercompany translation losses				$ 4,700,000	$ 0	$ 9,400,000	0	0
Issued and unused letters of credit				5,600,000		5,000,000	3,000,000
Reduction to deferred financing costs				$ 37,945,000		40,244,000	48,087,000
Period after declining balance method converts to straight-line					5 years
New Accounting Pronouncement, Early Adoption, Effect [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Reduction to deferred financing costs						$ 40,200,000	48,100,000
2GIG Sale [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels				56.00%		56.00%
Supply agreement period			5 years
Vivint Sky Control Panels [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of installed panels				44.00%		40.00%
Out-of-Period Adjustment [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Recurring revenues increased					$ 2,000,000	$ 2,000,000
Deferred revenue decrease					2,000,000	$ 2,000,000
Minimum [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets				2 years		2 years
Maximum [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets				10 years		10 years
Scenario Previously Reported [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Deferred financing cost, net						$ 46,700,000	52,200,000
Deferred financing cost, accumulated amortization						30,900,000	20,000,000
Interest Expense [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Amortization expenses included in interest expense				$ 2,800,000	$ 2,600,000	10,900,000	$ 10,100,000	$ 8,800,000
Other Notes Payable [Member] | New Accounting Pronouncement, Early Adoption, Effect [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Reduction to deferred financing costs						$ 40,200,000